General	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1. General
a.Cellebrite DI Ltd. (the “Company”), an Israeli company, was incorporated on April 13, 1999 as a private company, and began its operations in July 1999. The Company and its wholly owned subsidiaries are engaged in the development, manufacturing, marketing and selling of software and related hardware devices which allow access, unify, generate and analyze defendable digital evidence to its law enforcement customers. The Company’s primary shareholder is SUNCORPORATION, a public Company traded in the Japanese market, that creates novel ideas based on original technologies.
b.On February 28, 2020, the Company completed the acquisition of 100% of the shares of BlackBag Technologies Inc. (“BlackBag”), a US computer collection and review solutions company, for the total base consideration $33,362. See also Note 3A.

c.On August 30, 2021, the Company merged with TWC Tech Holdings II Corp. (“TWC”). As a result of the merger as agreed in the Merger Agreement, TWC became a direct, wholly owned subsidiary of the Company. Consequently, Cellebrite’s shares and warrants became listed on The Nasdaq Capital Market under the symbols “CLBT” and “CLBTW”, respectively. See also Note 3B.
The merger is accounted as a recapitalization, with no goodwill or other intangible assets recorded, in accordance with U.S. GAAP. Under this method of accounting, Cellebrite has been determined to be the accounting acquirer.

d.On November 11, 2021, the Company completed the acquisition of Digital Clues LTD. (“DC”) carved out assets, for a total consideration of $20,000. DC is an open-source intelligence providing the ability to view any online information to collect, analyze, and produce actionable intelligence. See also Note 3C.

e.In March 2020, the World Health Organization (”WHO”) declared the novel coronavirus COVID-19 ("COVID-19") a global pandemic. The pandemic adversely affected workforce, economies, and financial markets globally in 2020 and, until contained, is still expected to disrupt general business operations. The COVID-19 pandemic and the ongoing measures being taken by many governments around the world in response could in the future meaningfully impact our business, installations, trainings and general operations . It is not possible at this time to estimate the full impact that COVID-19 will have on the Company’s business, as the impact will depend future developments, which are highly uncertain and cannot be predicted. Actual results could differ from our estimates and judgments, and any such differences may be material to our financial statements.